Impairment Charges (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Impairment Charges
Impairment charges	$ 16,058	$ 23,663	$ 9,808
Gain on deconsolidation of a subsidiary	0	1,167	7,082
Segment, Discontinued Operations [Member]
Asset Impairment Charges
Impairment charges	10,217	13,831	214
Noncontrolling Interest [Member] | Segment, Discontinued Operations [Member]
Asset Impairment Charges
Impairment charges		100
Noncontrolling Interest [Member] | Net Investments In Properties [Member]
Asset Impairment Charges
Impairment charges			2,500
Noncontrolling Interest [Member] | Net Investments In Direct Financing Lease [Member]
Asset Impairment Charges
Impairment charges	100	100
International Aluminum Corp [Member]
Asset Impairment Charges
Gain on deconsolidation of a subsidiary		1,200
International Aluminum Corp [Member] | Segment, Discontinued Operations [Member]
Asset Impairment Charges
Impairment charges		$ 12,400